Disclosure of expenses by nature (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Salaries and benefits	$ 1,433,624	$ 1,387,249	$ 1,509,865
Directors fees	63,800	78,850	83,404
Consulting and professional fees	231,814	398,244	368,610
Office, insurance and other expenses	174,227	286,460	336,744
Occupancy	343,673	317,305	310,842
Shareholders communications and filing fees	135,237	159,060	150,607
Travel and related costs	32,628	97,591	117,720
Corporate and administrative	$ 2,415,003	$ 2,724,759	$ 2,877,792